Redeemable Noncontrolling Interests - Additional Information (Detail) - CNY (¥) ¥ in Thousands	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Apr. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Noncontrolling Interest [Line Items]
Preferred stock, accretion			¥ 0	¥ 31,662	¥ 38,601
Live me [Member]
Noncontrolling Interest [Line Items]
Annual compound interest rate of Live.me			6.00%
Share Subscription and Purchase Agreement (SPA) [Member] | Live me [Member] | Investors [Member]
Noncontrolling Interest [Line Items]
Proceeds from issuance of preferred shares	¥ 329,710	¥ 306,085